Exhibit 99.26

Client Name:
Client Project Name:	OBX 2024-NQM6
Start - End Dates:	10/10/2023 - 2/9/2024
Deal Loan Count:	10

Rating Agency ATR QM Data Fields

Loans in Report:	10

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
4000022349	ATR/QM: Exempt	No	Yes	XXXX	XXXX	No	No	0	XXXX	8.9431	Unemployed	Unemployed	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
4000022596	ATR/QM: Exempt	No	Yes	XXXX	XXXX	No	No	0	XXXX	8.9371	Unemployed	Unemployed	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
4000022597	ATR/QM: Exempt	No	Yes	XXXX	XXXX	No	No	0	XXXX	9.4396	Unemployed	Unemployed	Permanent Resident Alien	(No Data)	(No Data)	(No Data)	0
4000022598	ATR/QM: Exempt	No	Yes	XXXX	XXXX	No	No	0	XXXX	8.8711	Unemployed	Unemployed	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
4000023944	ATR/QM: Exempt	No	Yes	XXXX	XXXX	No	No	0	XXXX	8.7435	Unemployed	Unemployed	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
4000024377	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXX	XXXX	No	No	18995.71	XXXX	8.1289	Employed	(No Data)	Permanent Resident Alien	(No Data)	(No Data)	No	0
4000024859	ATR/QM: Exempt	No	Yes	XXXX	XXXX	No	No	0	XXXX	8.5	Unemployed	Unemployed	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
4000025657	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXX	XXXX	No	No	1995	XXXX	8.4237	Employed	Employed	Non-Permanent Resident Alien	Non-Permanent Resident Alien	(No Data)	No	0
4000026438	ATR/QM: Exempt	No	Yes	XXXX	XXXX	No	No	0	XXXX	9.49	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
4000027038	ATR/QM: Exempt	No	Yes	XXXX	XXXX	No	No	0	XXXX	8.625	Unemployed	Unemployed	U.S. Citizen	(No Data)	(No Data)	(No Data)	0

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